Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 5,919,452	$ 99,580	$ 897,788
General and administrative	5,941,169	2,199,790	3,299,251
Total operating expenses	11,860,621	2,299,370	4,197,039
Operating loss	(11,860,621)	(2,299,370)	(4,197,039)
Other expense, net	(17,323)	(328,365)	(65,445)
Interest expense	(48,100)	(86,792)	(992)
Interest on related party loans	(20,034)	(146,908)	(818,719)
Loss on conversion of debt			(364,950)
Net loss	(11,946,078)	(2,861,435)	(5,447,145)
Other comprehensive loss:
Defined pension plan adjustments	(132,358)	(683)	(7,444)
Comprehensive loss	$ (12,078,436)	$ (2,862,118)	$ (5,454,589)
Basic and diluted net loss per common share (in Dollars per share)	$ (1)	$ (0.41)	$ (0.8)
Weighted average common shares used in computing basic and diluted net loss per common share (in Shares)	11,901,636	6,960,000	6,840,000